Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligation
	2019	2018
ARO balance, beginning of the year	$26,778	$56,702
Accretion expense	2,068	2,069
Costs incurred	(7,365)	-
Change in ARO estimates	-	(31,993)
ARO balance, end of the year	21,481	26,778